PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Proceeds	The allocation of the proceeds was as follows:
(In Thousands)
Series A Preferred Stock	$3,770
Series B Preferred Stock	230
Proceeds received from the Treasury Department	$4,000